Consolidated and Combined Statement of Changes in Shareholders’ Equity - USD ($)	Class A Ordinary share		Class B Ordinary share	Ordinary share		Additional paid-in Capital	Translation reserve	Retained Earnings	Total
Balance at Mar. 31, 2023					[1]		$ (3,867)	$ 1,351,936	$ 1,348,069
Balance (in Shares) at Mar. 31, 2023		[1]		19,500,000
Net income								928,529	928,529
Foreign currency translation adjustments							4,378		4,378
Balance at Mar. 31, 2024					[1]		511	2,280,465	2,280,976
Balance (in Shares) at Mar. 31, 2024		[1]		19,500,000
Net income								487,957	487,957
Foreign currency translation adjustments							24,188		24,188
Balance at Mar. 31, 2025							24,699	2,768,422	2,793,121
Balance (in Shares) at Mar. 31, 2025		[1]		19,500,000
Net income								171,407	171,407
Issuance of Ordinary shares, net of offering expenses				1,950					1,950
Issuance of Ordinary shares, net of offering expenses				$ 160		4,165,253			4,165,413
Issuance of Ordinary shares, net of offering expenses (in Shares)				1,600,000
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares	$ 1,660		$ 450	$ (2,110)
Re-designation of Ordinary shares into Class A and Class B Ordinary Shares (in Shares)	16,600,000		4,500,000	(21,100,000)
Foreign currency translation adjustments							(31,557)		(31,557)
Balance at Mar. 31, 2026	$ 1,660		$ 450			$ 4,165,253	$ (6,858)	$ 2,939,829	$ 7,100,334
Balance (in Shares) at Mar. 31, 2026	16,600,000		4,500,000						21,100,000

[1]	Amount is immaterial and below US$1.00.